CONTINGENCIES AND COMMITMENTS - Financial Guarantees (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial guarantees
Guarantor obligations
Guarantor obligations, maximum exposure	$ 34	$ 34